LEASES - Summary of Lease Cost and Other Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Lease cost
Operating lease cost	¥ 9,048	$ 1,248	¥ 9,147
Short-term lease cost	1,015	140	534
Total lease cost	10,063	1,388	9,681
Cash paid for amounts included in the measurement of lease liabilities	¥ 9,436	$ 1,301	7,200
Right-of-use assets obtained in exchange for new operating lease liabilities			¥ 1,010
Weighted-average remaining lease term	1 year 1 month 24 days	1 year 1 month 24 days	1 year 5 months 19 days
Weighted-average discount rate	5.00%	5.00%	5.00%